Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Nov. 30, 2025	May 31, 2025	Apr. 08, 2025	May 31, 2024	May 31, 2023	Aug. 16, 2022
C000258641 [Member]
Account Value [Line Items]
Accumulated Value	$ 12,248	$ 11,652	$ 11,080	$ 10,000
C000258642 [Member]
Account Value [Line Items]
Accumulated Value	13,731	12,950	11,467	10,000
C000236355 [Member]
Account Value [Line Items]
Accumulated Value	14,076		13,093		$ 13,021	$ 9,802	$ 10,000
Russell 3000 Total Return Index ($15,419) [Member]
Account Value [Line Items]
Accumulated Value	15,419	13,869	11,912	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	16,821	14,320	11,756	10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	15,419	13,869	11,912	10,000
Russell 1000 Total Return Index ($15,357) [Member]
Account Value [Line Items]
Accumulated Value	15,357	$ 13,849	11,919	$ 10,000
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	15,237		12,451		11,286	9,167	10,000
Russell 3000 Total Return Index ($18,142) [Member]
Account Value [Line Items]
Accumulated Value	$ 18,142		$ 14,015		$ 12,390	$ 9,711	$ 10,000